DEFERRED REVENUE (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020
Deferred revenue	$ 7,264			$ 10,607
Revenue	$ 101,636	$ 85,988	$ 122,000
Minimum [Member]
Expected to be recognized over periods performance obligations	8 years
Maximum [Member]
Expected to be recognized over periods performance obligations	12 years
Recognized over time for service [Member]
Revenue				$ 4,761